New Accounting Requirements - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019
Description Of New Accounting Requirements [line items]
IFRS 16, description	An amendment to IFRS 3 'Business combinations' was issued in October 2018 and will be implemented by the Group in 2020. The amendment clarifies the definition of a business and permits a simplified initial assessment of whether an acquired set of activities and assets is a group of assets rather than a business.